Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial Assets And Liabilities [Line Items]
Fair value	$ 3,114
Derivative liability	0	$ 270
Other long term liabilities	118	6,931
Tax liabilities		858
Loans payable		3,115
Financial Instruments [Member]
Financial Assets And Liabilities [Line Items]
Trade receivables	3,114
Derivative liability	0
Other long term liabilities	118	6,931
Contingent consideration	117	2,835
Warrant expenses	$ 1	6
Tax liabilities		$ 117